Acquisition - Additional Information (Detail) - USD ($) $ in Thousands								3 Months Ended	9 Months Ended		12 Months Ended
	May 15, 2017	Apr. 25, 2017	Apr. 13, 2017	Dec. 30, 2016	Apr. 22, 2016	Dec. 14, 2015	Nov. 20, 2015	Jul. 29, 2017	Jul. 29, 2017	Jul. 30, 2016	Oct. 29, 2016	Oct. 31, 2014	Oct. 31, 2015
Business Acquisition [Line Items]
Payments to acquire business, net of cash acquired									$ 155,142	$ 31,729	$ 31,727	$ 5,043
Goodwill								$ 129,746	129,746	$ 84,595	84,507	$ 82,825	$ 82,825
Van-Mor Enterprises Inc. [Member]
Business Acquisition [Line Items]
Business acquisition, purchase price	$ 1,600
Business acquisition, land and buildings								1,200	1,200
Midwest Automotive Designs [Member]
Business Acquisition [Line Items]
Business acquisition, purchase price			$ 35,482
Payments to acquire business, net of cash acquired			35,500
Goodwill			13,331
Net sales								12,100	13,700
Operating income (loss)								(100)	$ 100
Business acquisition, land and buildings			$ 179
Midwest Automotive Designs [Member] | Order Backlog [Member]
Business Acquisition [Line Items]
Amortization period of intangible assets									1 year
Ferrara Fire Apparatus, Inc. [Member]
Business Acquisition [Line Items]
Business acquisition, purchase price		$ 100,113
Payments to acquire business, net of cash acquired		97,100
Goodwill		$ 27,436
Net sales								30,700	$ 31,800
Operating income (loss)								(800)	$ (800)
Percentage of voting interest acquired		100.00%
Cash acquired from acquisition		$ 3,000
Business acquisition, land and buildings		$ 13,898
Ferrara Fire Apparatus, Inc. [Member] | Non-compete Agreements [Member]
Business Acquisition [Line Items]
Amortization period of intangible assets									4 years
Ferrara Fire Apparatus, Inc. [Member] | Order Backlog [Member]
Business Acquisition [Line Items]
Amortization period of intangible assets									1 year
Renegade R V [Member]
Business Acquisition [Line Items]
Business acquisition, purchase price				$ 22,549
Payments to acquire business, net of cash acquired				21,000
Goodwill				$ 3,390
Net sales								26,700	$ 53,200
Operating income (loss)								1,700	$ 2,600
Percentage of voting interest acquired				100.00%
Cash acquired from acquisition				$ 1,600
Payment for net working capital				300
Business acquisition, land and buildings				$ 892
Renegade R V [Member] | Order Backlog [Member]
Business Acquisition [Line Items]
Amortization period of intangible assets									1 year
Kovatch Mobile Equipment [Member]
Business Acquisition [Line Items]
Business acquisition, purchase price					$ 39,602
Payments to acquire business, net of cash acquired					30,112
Goodwill					2,396
Net sales					97,197			42,400	$ 122,600
Operating income (loss)					$ (475)			$ 2,600	$ 2,700
Percentage of voting interest acquired					100.00%
Cash acquired from acquisition					$ 9,490
Payment for net working capital					511
Business acquisition, land and buildings					15,332
Kovatch Mobile Equipment [Member] | Preliminary Purchase Price Allocation [Member]
Business Acquisition [Line Items]
Business acquisition, purchase price					39,602
Goodwill					1,314
Business acquisition, land and buildings					$ 15,332
Hall-Mark Fire Apparatus Inc [Member]
Business Acquisition [Line Items]
Business acquisition, purchase price							$ 3,000
Goodwill							368
Net sales											38,290
Operating income (loss)											$ 345
Cash acquired from acquisition							385
Payment to acquired business, gross							2,000
Business acquisition, land and buildings							$ 191
Hall-Mark Fire Apparatus Inc [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Amortization period of intangible assets							5 years
Hall-Mark Fire Apparatus Inc [Member] | Customer Lists [Member]
Business Acquisition [Line Items]
Amortization period of intangible assets							9 years
Hall-Mark Fire Apparatus Inc [Member] | Non-compete Agreements [Member]
Business Acquisition [Line Items]
Amortization period of intangible assets							6 years
Hall-Mark Fire Apparatus Inc [Member] | Order Backlog [Member]
Business Acquisition [Line Items]
Amortization period of intangible assets							1 year
Hall-Mark Fire Apparatus Inc [Member] | Quarterly Installment [Member]
Business Acquisition [Line Items]
Business acquisition, payable in installments							$ 1,000
Business acquisition, installment payment period							5 years
Business acquisition, debt obligation							$ 3,698
Ancira [Member]
Business Acquisition [Line Items]
Business acquisition, purchase price						$ 19,976